Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Common stock subject to possible redemption, shares		26,971,221
Common stock subject to possible redemption, par value		$ 10.00
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Successor
Common stock subject to possible redemption, shares	26,730,193	26,971,221
Common stock subject to possible redemption, par value	$ 10.00	$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value		$ 0.0001
Common stock, shares authorized		100,000,000
Common stock, shares issued		1,028,779
Common stock, shares outstanding		1,028,779
Class A Common Stock | Successor
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,269,807	1,028,779
Common stock, shares outstanding	1,269,807	1,028,779
Class B Common Stock
Common stock, par value		$ 0.0001
Common stock, shares authorized		10,000,000
Common stock, shares issued		7,000,000
Common stock, shares outstanding		7,000,000
Class B Common Stock | Successor
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	7,000,000	7,000,000
Common stock, shares outstanding	7,000,000	7,000,000